Cash Flow Information	12 Months Ended
Jun. 30, 2025
Cash Flow Information [Abstract]
CASH FLOW INFORMATION

14. CASH FLOW INFORMATION

	Years Ended June 30,
	2025	2024	2023

(a) Reconciliation of Net Loss to Net Cash Flows Used In Operations
Net loss	(12,147,828)	(19,123,464)	(13,806,515)

Non-cash items
Depreciation of property and equipment	28,307	35,344	37,854
Depreciation on leased assets	111,408	112,185	64,409
Others	450,056	-	-
Share-based payment expenses	979,920	881,950	966,571
Foreign exchange loss/(gain)	(259,433)	(261,152)	(917,650)
Fixed asset write off	-	-	10,232
Changes in assets and liabilities
Decrease/(increase) in trade and other receivables	104,068	4,624,029	(3,940,343)
Decrease/(increase) in other current assets (excepting term deposit)	1,081,363	252,986	(968,207)
(Decrease)/increase in trade and other payables	(2,044,457)	1,102,239	(1,560,873)
(Decrease) in other current liabilities	(99,861)	(11,935)	-
Increase/(decrease) in provision for employee entitlements	345,209	(218,006)	78,685

Net cash flows used in operating activities	(11,451,248)	(12,605,824)	(20,035,837)

(b) Reconciliation of Cash and Cash Equivalents

Cash and cash equivalents balance comprises:
- cash and cash equivalents on hand	33,158,642	12,638,885	15,773,783

Closing cash and cash equivalents balance	33,158,642	12,638,885	15,773,783

(c) Non-Cash Financing and Investing Activities

There were no non-cash financing and investing activities during the years ended June 30, 2025, 2024 and 2023.